Investments in Available-for-Sale Securities - Summary of Securities Classified as Available-for-Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Equity Securities, FV-NI [Abstract]
Cost Basis	$ 103,560	$ 100,310
Gross Unrealized Gains	698	243
Gross Unrealized Losses	(569)	(219)
Fair Value	103,689	100,334
U.S government and agency securities
Debt securities
Cost Basis		75
Gross Unrealized Gains		1
Fair Value		76
Corporate notes and bonds
Debt securities
Cost Basis	82,007	100,235
Gross Unrealized Gains	572	242
Gross Unrealized Losses	(493)	(219)
Fair Value	82,086	$ 100,258
Preferred stock
Equity Securities, FV-NI [Abstract]
Cost Basis	21,553
Gross Unrealized Gains	126
Gross Unrealized Losses	(76)
Fair Value	$ 21,603